January 17, 2025

Christopher R. Bellacicco, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

  T. Rowe Price Capital Appreciation Premium Income ETF

  T. Rowe Price Hedged Equity ETF

 File Nos.: 333-235450/811-23494

Dear Mr. Bellacicco:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on January 10, 2025.

The Funds’ prospectuses and SAI went effective automatically on January 17, 2025.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Sonia Kurian at 410-577-4847.

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis